Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance and other of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” above. Our Chief Executive Officer is our principal executive officer, which we refer to as “PEO” in the tables below. The named executive officers are referred to as “NEOs” in the tables below.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compen sation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)(7) ($)	Company Selected Measure — AFFO / Diluted Share(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)
2023	4,078,215	3,121,888	947,945	934,652	115.61	125.23	6,890	1.22
2022	3,709,844	1,865,221	1,286,794	768,210	113.24	112.46	8,117	1.16
2021	3,879,550	6,002,432	1,992,528	3,092,593	136.05	149.84	3,046	0.94
2020	1,798,890	2,049,176	2,843,423	2,869,203	111.58	106.04	688	0.69

(1)
Represents amounts of total compensation reported for Mr. Manheimer (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	4,078,215	(2,385,917)	1,429,590	3,121,888

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	2,156,389	(792,622)	—	65,823	—	—	1,429,590

(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Donlan and Ms. Wittman; (ii) for 2022, Ms. Wittman and Mr. Blocher and (iii) for 2021 and 2020, Mr. Blocher.

(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	947,945	(370,000)	356,707	934,652

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	352,520	—	—	4,187	—	—	356,707

(5)
Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date, if such amount were invested on August 13, 2020 (the date our common stock began trading on the NYSE).

(6)
Our TSR peer group is the NAREIT US EQUITY REIT Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2023.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
AFFO is a non-GAAP financial measure. See Appendix A for the definition of AFFO. AFFO is used by management and stockholders to determine funds available for payment of distributions. AFFO per diluted share for each year presented is AFFO for the twelve months ended December 31, divided by diluted shares outstanding as of December 31 of such year.

Company Selected Measure Name	AFFO /DilutedShare
Named Executive Officers, Footnote
(1)
Represents amounts of total compensation reported for Mr. Manheimer (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.
(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid
(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Donlan and Ms. Wittman; (ii) for 2022, Ms. Wittman and Mr. Blocher and (iii) for 2021 and 2020, Mr. Blocher.
(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Peer Group Issuers, Footnote
(5)
Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date, if such amount were invested on August 13, 2020 (the date our common stock began trading on the NYSE).

(6)
Our TSR peer group is the NAREIT US EQUITY REIT Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 4,078,215	$ 3,709,844	$ 3,879,550	$ 1,798,890
PEO Actually Paid Compensation Amount	$ 3,121,888	1,865,221	6,002,432	2,049,176
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	4,078,215	(2,385,917)	1,429,590	3,121,888

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	2,156,389	(792,622)	—	65,823	—	—	1,429,590

Non-PEO NEO Average Total Compensation Amount	$ 947,945	1,286,794	1,992,528	2,843,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 934,652	768,210	3,092,593	2,869,203
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Donlan and Ms. Wittman; (ii) for 2022, Ms. Wittman and Mr. Blocher and (iii) for 2021 and 2020, Mr. Blocher.

(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Manheimer) for 2023 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	947,945	(370,000)	356,707	934,652

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	352,520	—	—	4,187	—	—	356,707

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s cumulative TSR over the four years presented in the table, on the other hand.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s net income over the four years presented in the table, on the other hand.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and AFFO per Diluted Share
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, to the Company’s AFFO per diluted share over the three years presented in the table, on the other hand.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s four-year cumulative TSR to the four-year cumulative TSR of the companies in the NAREIT US EQUITY REIT Index.

Tabular List, Table
Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The list below sets forth the most important financial and other performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance. AFFO per diluted share, percentage of portfolio that is investment grade and investment grade profile, leverage and occupancy are used as performance measures for the 2023 STI program (each as described above under “Compensation Discussion and Analysis — Short-Term Incentive Program) while absolute TSR and relative TSR are used as performance measures (each as described above under “Compensation Discussion and Analysis — Long-Term Incentive Program) for the 2023 LTI program.
•
AFFO per diluted share

Percentage of portfolio that is investment grade and investment grade profile

Leverage

Occupancy

Absolute TSR

Relative TSR

Total Shareholder Return Amount	$ 115.61	113.24	136.05	111.58
Peer Group Total Shareholder Return Amount	125.23	112.46	149.84	106.04
Net Income (Loss)	$ 6,890,000	$ 8,117,000	$ 3,046,000	$ 688,000
Company Selected Measure Amount | $ / shares	1.22	1.16	0.94	0.69
PEO Name	Mr. Manheimer
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per diluted share
Non-GAAP Measure Description
(8)
AFFO is a non-GAAP financial measure. See Appendix A for the definition of AFFO. AFFO is used by management and stockholders to determine funds available for payment of distributions. AFFO per diluted share for each year presented is AFFO for the twelve months ended December 31, divided by diluted shares outstanding as of December 31 of such year.

Measure:: 2
Pay vs Performance Disclosure
Name	Percentage of portfolio that is investment grade and investment grade profile
Measure:: 3
Pay vs Performance Disclosure
Name	Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	Occupancy
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,385,917)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,429,590
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,156,389
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(792,622)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,823
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(370,000)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,707
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,520
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,187
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount